GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General:

Caesarstone Sdot-Yam Ltd., incorporated under the laws of the State of Israel, was founded in 1987. The company and its subsidiaries (collectively, the "Company" or "Caesarstone") manufacture high quality engineered quartz surfaces sold under the Company's premium Caesarstone brand. The Company's products consist of engineered quartz slabs that are currently sold in over 50 countries through a combination of direct sales in certain markets and indirectly through a network of independent distributors in other markets. The Company's products are primarily used as kitchen countertops in the renovation and remodeling end markets. Other applications include vanity tops, wall panels, back splashes, floor tiles, stairs and other interior surfaces that are used in a variety of residential and non-residential applications.

As of December 2013, the Company has subsidiaries in Australia, Singapore, Canada and the United States (see Note 1(b)-1(d)) which are engaged in the marketing and selling of the Company's products in different geographic areas.

b.	Acquisition of shares of U.S. Quartz Products, Inc.:

Acquisition of 25% equity interest

On January 29, 2007, Caesarstone and U.S. Quartz Products, Inc. ("U.S. Quartz"), the Company's exclusive distributor in the United States, signed a Share Purchase Agreement pursuant to which Caesarstone purchased shares of U.S. Quartz for an aggregate purchase price of $9,900. The shares purchased by the Company represented a 25% equity interest in U.S. Quartz.

The Company accounted for the equity investment in accordance with ASC 323 (originally issued as APB 18) "Investments-equity method and joint ventures".

Acquisition of 75% equity interest

On May 18, 2011, the Company completed the acquisition of 75% of the shares of U.S. Quartz, representing all of the remaining shares of that entity, which was subsequently renamed Caesarstone USA, Inc. ("Caesarstone USA"). The acquisition enabled the Company to obtain a higher degree of control over the Company's sales in the United States. The total consideration for the acquisition was up to $26,500. Pursuant to the agreement between the parties, $20,000 was paid by the Company at the closing. An additional $6,500, which was conditioned on the closing of the Company's initial public offering ("IPO"), was paid during 2012 by the Company. In addition, U.S. Quartz repaid shareholders loans to its former shareholders in the amount of $5,541.

As a result of the acquisition, the Company remeasured the fair value of its previously-held equity investment in U.S. Quartz (with a carrying amount of $5,481) as of the acquisition date based on a report prepared by an independent third-party valuation firm that the Company engaged, with such amount totaling $6,807. Such remeasurement, including the reclassification of $1,352 previously recorded in other comprehensive income (foreign currency translation adjustments), resulted in an insignificant loss in the amount of $26 that was recorded in 2011 within equity in losses of affiliate, net. The fair value was measured by the third-party appraiser using the "income approach" based on the discounted cash flow method.

The following table summarizes the estimated fair value of the assets acquired at the acquisition date:

	Fair value	Expected useful life (years)

Current assets	$22,452
Deferred taxes	2,604
Property and equipment	1,794
Long-term liabilities	185
Intangible assets:
Distribution relationships(1)	739	7.6
Customer relationships(2)	2,352	7.6
Distribution agreement(3)	14,376	7.6
Backlog-customer relationships(4)	146	0.08
Backlog-distribution relationships(5)	84	0.08
Goodwill(6)	18,460	indefinite

Total assets acquired	63,192

Current liabilities	18,510
Long-term liabilities	6,291
Deferred taxes	5,374

Total liabilities assumed	30,175

Net assets acquired	33,017

Total purchase price	$33,017

(1)
Distribution relationships-the fair value of the distribution relationships was measured using the Multi Period Excess Earnings Method approach (the "MPEEM approach"), which is a form of discounted cash flow analysis. The fair value of the distribution relationships is being amortized according to the revenue projections.

(2)
Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(3)
Distribution agreement-the fair value of the Distribution Agreement (the reacquired right under ASC 805) was measured using the MPEEM approach. The fair value of the distribution relationships is being amortized over 7.6 years.

(4)
Backlog-customer relationships-the fair value of the backlog attributed to end-customers was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(5)
Backlog-distribution relationships-the fair value of the backlog attributed to distributor relationships was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(6)
Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. The goodwill is related to the strength of the businesses acquired in the quartz surfaces market within the United States. Goodwill is not amortized and is tested for impairment at least annually.

The amounts of revenues and earnings of U.S. Quartz in the Company's consolidated income statement from the acquisition date to the period ended December 31, 2011 are as follows:

Period ended December 31,
2011

Revenues	$46,843

Net income	$(511)

Unaudited pro forma consolidated revenues and earnings:

The following table sets forth the unaudited consolidated pro forma revenues and earnings for the period ended December 31, 2011, assuming that the acquisition of the remaining 75% equity interest in U.S. Quartz occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations that actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods.

December 31,
2011
Unaudited

Revenues	$271,874

Net income	$25,222

Basic and diluted net earnings per share	$0.91

c.	Acquisition of the business of Prema Asia Marketing PTE Ltd. ("Prema"):

The Company entered into an agreement on October 1, 2011 pursuant to which it acquired the operations for the distribution of Caesarstone's products in Singapore from the Company's former distributor in Singapore. Under the terms of the agreement, the Company paid approximately $500 upon closing, $300 based on a formula that includes the number of slabs sold in Singapore during 2011 out which $150 was paid in 2012 and additional $150 will be paid by September 30, 2014, in addition the company was obligated to make an additional payment of up to $250 calculated based on a formula that includes the number of slabs sold in Singapore during 2012 (subject to the former distributor's owner remaining CSSEA's manager until October 1, 2014), however the threshold for this obligation was not met. In addition, the Company acquired inventory and fixed assets from the former distributor in Singapore for $76. The total consideration was approximately $800 (approximately $700 was paid through December 31, 2013).

The following table summarizes the fair value of the assets acquired on October 1, 2011 (the acquisition date):
	Fair value	Expected useful life (years)

Inventory	$50
Fixed assets	26
Customer relationships (1)	133	5.0
Distribution agreement (2)	254	2.0
Non-competition agreement (3)	62	3.0
Goodwill	303	indefinite

Total assets acquired	828

Total liabilities assumed	-

Net assets acquired	828

Total purchase price	$828

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)
The fair value of the distribution agreement was measured using the MPEEM approach. The fair value of the distribution agreement is being amortized according to the remaining contractual term of the original distribution agreement.

(3)	The fair value of the non-competition agreement was measured using the incremental cash flow approach.

The Company did not disclose pro forma revenues and earnings in accordance with ASC 805-10-50 or revenue and earnings from the acquisition date through December 31, 2011 as they are immaterial.

d.	Purchase of White-Wood Distributors Ltd.'s business related to distribution of the Company's products in Western Canada and incorporation of Caesarstone Canada:

Caesarstone Canada Inc., ("Caesarstone Canada") was incorporated under the federal laws of Canada in 2010. In October 2010, Caesarstone Canada began to distribute its products in Eastern Canada and in May 2011, in Western Canada.

Pursuant to the Sale and Purchase Agreement, entered into in January 2011 with the Company's former distributor in Western Canada, since May 1, 2011, Caesarstone Canada has been the exclusive distributor of the Company's products throughout Canada. Pursuant to this agreement, Caesarstone Canada purchased certain intangible assets and goodwill from the former distributor, and its marketable inventory of Caesarstone products as of April 30, 2011 for total consideration of approximately 2 million Canadian dollars.

The following table summarizes the fair value of the assets acquired on May 1, 2011 (the acquisition date):

	Fair value	Expected useful life (years)

Inventory	$544
Customer relationships(1)	807	4.7
Goodwill(2)	754	indefinite

Total assets acquired	2,105

Total liabilities assumed	-

Net assets acquired	2,105

Total purchase price	2,105

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and will be tested for impairment at least annually.

The results of White-Wood Distributors Ltd.'s business were consolidated in the Company's financial statements commencing on the date of acquisition. Revenues and earnings from the acquisition date through December 31, 2011 were immaterial to the consolidated financial information of the Company. The Company did not disclose pro forma revenues and earnings in accordance with ASC 805-10-50 as they are immaterial.

e.	Major suppliers:

In 2013, one supplier in Turkey, Mikroman Madencilik San ve TIC.LTD.STI ("Mikroman"), supplied approximately 48% of the Company's quartzite on a purchase order basis. If Mikroman ceases supplying the Company with quartzite or if the Company's supply of quartz generally from Turkey is adversely impacted, the Company's other suppliers may be unable to meet the Company's quartz requirements. In that case, the Company would need to locate and qualify alternate suppliers, which could take time, increase costs and require adjustments to the appearance of the Company's products. As a result, the Company may experience a delay in manufacturing, which could materially and adversely impact the Company's results of operations.

The Company also depends on Breton S.p.A for its production line equipment.